Average Annual Total Returns	12 Months Ended	60 Months Ended	103 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
MSCI World ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.15%	[1]	8.55%
Performance Inception Date			May 31, 2017
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	34.07%	6.49%	7.13%	[1]	8.05%
Performance Inception Date			May 31, 2017
Class N
Prospectus [Line Items]
Average Annual Return, Percent	20.64%	1.18%		[1]	5.39%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.47%	0.90%		[1]	5.00%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.84%	1.00%		[1]	4.33%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.81%	1.34%		[1]	5.55%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	20.96%	1.44%	3.42%	[1]
Performance Inception Date			May 31, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on May 31, 2017.